Document and Entity Information	6 Months Ended
Jun. 29, 2019
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 29, 2019
Entity Registrant Name	Grocery Outlet Holding Corp.
Entity Central Index Key	0001771515
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	47-1874201
Entity Primary SIC Number	5411
Business Contact [Member]
Entity Information [Line Items]
Contact Personnel Name	Pamela B. Burke
Entity Address, Address Line One	5650 Hollis Street
Entity Address, City or Town	Emeryville
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	845-1999